Convertible Redeemable Preferred Shares and Warrants (Tables)	12 Months Ended
Dec. 31, 2020
Convertible Redeemable Preferred Shares and Warrants
Schedule of the issuances of convertible redeemable preferred shares

Series	Issuance Date	Shares Issued	Issue Price per Share	Proceeds from Issuance
			RMB	RMB
Pre-A(1)	July 21, 2017	50,000,000	RMB2.00	100,000
A-1	July 4, 2016	129,409,092	RMB6.03	780,000
A-2	July 21, 2017	126,771,562	RMB7.89	1,000,000
A-3	September 5, 2017	65,498,640	RMB9.47	620,000
B-1	November 28, 2017	115,209,526	RMB13.11	1,510,000
B-2	June 6, 2018	55,804,773	RMB14.16	790,000
B-3(2)	January 7/July 2, 2019	119,950,686	RMB14.16	1,701,283
C(3)	July 2/December 2,2019/January 23, 2020	267,198,535	US$2.23/ US$1.89	3,626,924
D	July 1, 2020	231,758,541	US$2.64/ US$2.35	3,851,034
(1)	Upon the issuance of Series A‑2 Preferred Shares, Series Pre‑A Ordinary Shares were re-designated to Series Pre‑A Preferred Shares (see Note 22).
(2)

Including 11,873,086 Series B‑3 Preferred Shares converted from the convertible promissory notes issued by the Company in January 2019 (see Note 16). The Series B‑3 Preferred Shareholders and convertible promissory notes holders were granted:

a)

the right to obtain additional shares to be issued in the next round of new financing for free to keep their shareholding percentage (or as converted shareholding percentage for convertible promissory notes holders) unchanged (the “Series B‑3 Anti‑Dilution Warrant”); and

b)

the right to acquire additional shares to be issued in next two rounds of financing at a 15% discount of purchase price, up to the subscription amount equal to the investment amount in their Series B‑3 Preferred Shares and convertible promissory notes (the “Series B‑3 Additional Warrant”).

(3)

Including 78,334,557 shares of Series C Preferred Shares issued upon the exercise of the Series B‑3 Additional Warrant by certain Series B‑3 Shareholders and all convertible promissory notes holders at a cash exercise price of RMB1,022,045, or RMB13.02 per share. The leading investor of Series C Preferred Shareholders was granted the right to acquire additional shares to be issued in next round of financing at a 15% discount of purchase price, up to the subscription amount equal to the investment amount in Series C Preferred Shares (the “Series C Additional Warrant”). All non‑refundable cash considerations for the issuance of Series C Preferred Shares, including 4,109,127 shares registered subsequently on January 3, 2020, were received in full as of December 31, 2019 and accordingly all shares are considered issued and outstanding from accounting perspective.

Schedule of movement of the warrants and conversion feature derivative liabilities

	Warrants	Derivative
	Liabilities	Liabilities	Total
Balance at December 31, 2018	—	—	—
Issuance	174,846	1,066,013	1,240,859
Fair value change	292,305	211,859	504,164
Exercise	(45,858)	—	(45,858)
Expire(*)	(77,739)	—	(77,739)
Translation to reporting currency	8,196	19,068	27,264
Balance at December 31, 2019	351,750	1,296,940	1,648,690
Issuance	—	328,461	328,461
Fair value change	(46,812)	(225,515)	(272,327)
Exercise	(305,333)	(1,400,670)	(1,706,003)
Translation to reporting currency	395	784	1,179
Balance at December 31, 2020	—	—	—

(*)Upon the completion of the issuance of the Series C Preferred Shares in December 2019, the unvested Series B‑3 Additional Warrant to acquire additional Series C Preferred Shares at a 15% discount of purchase price expired, as such the fair value of such Series B‑3 Additional Warrant reduced to zero accordingly.

Schedule of convertible redeemable preferred shares activities

	Series Pre‑A		Series A‑1		Series A‑2		Series A‑3		Series B‑1		Series B‑2		Series B‑3		Series C		Series D		Total
	Number	Amount	Number	Amount	Number	Amount	Number	Amount	Number	Amount	Number	Amount	Number	Amount	Number	Amount	Number	Amount	Number	Amount
	of Shares	(RMB)	of Shares	(RMB)	of Shares	(RMB)	of Shares	(RMB)	of Shares	(RMB)	of Shares	(RMB)	of Shares	(RMB)	of Shares	(RMB)	of Shares	(RMB)	of Shares	(RMB)
Balances as of January 1, 2018	50,000,000	175,847	129,409,092	847,530	126,771,562	1,027,497	65,498,640	631,803	93,464,682	1,228,448	—	—	—	—	—	—	—	—	465,143,976	3,911,125
Proceeds from Series B-1 Preferred Shares	—	—	—	—	—	—	—	—	21,744,844	285,000	—	—	—	—	—	—	—	—	21,744,844	285,000
Issuance of preferred shares	—	—	—	—	—	—	—	—	—	—	48,656,111	685,594	—	—	—	—	—	—	48,656,111	685,594
Accretion on convertible redeemable preferred shares to redemption value	—	—	—	60,128	—	72,319	—	44,655	—	108,113	—	32,105	—	—	—	—	—	—	—	317,320
Balances as of December 31, 2018	50,000,000	175,847	129,409,092	907,658	126,771,562	1,099,816	65,498,640	676,458	115,209,526	1,621,561	48,656,111	717,699	—	—	—	—	—	—	535,544,931	5,199,039
Proceeds from Series B-2 preferred shares	—	—	—	—	—	—	—	—	—	—	7,148,662	101,200	—	—	—	—	—	—	7,148,662	101,200
Conversion of convertible promissory notes into Series B-3 Preferred Shares	—	—	—	—	—	—	—	—	—	—	—	—	11,873,086	166,549	—	—	—	—	11,873,086	166,549
Issuance of Series B-3 Preferred Shares	—	—	—	—	—	—	—	—	—	—	—	—	108,077,600	1,395,015	—	—	—	—	108,077,600	1,395,015
Issuance of Series C Preferred Shares	—	—	—	—	—	—	—	—	—	—	—	—	—	—	248,281,987	3,616,801	—	—	248,281,987	3,616,801
Deemed dividend to/(contribution from) preferred shareholders upon extinguishment	—	281,638	—	284,655	—	115,806	—	(15,139)	—	(310,359)	—	(130,312)	—	(8,927)	—	—	—	—	—	217,362
Bifurcation of conversion feature	—	(14,549)	—	(254,121)		(212,055)	—	(92,256)	—	(105,702)	—	(47,231)	—	(108,190)	—	(231,909)	—	—	—	(1,066,013)
Accretion on convertible redeemable preferred shares to redemption value	—	—	—	60,249	—	90,077	—	61,299	—	164,540	—	80,891	—	133,798	—	152,246	—	—	—	743,100
Effect of exchange rate changes on preferred shares	—	(8,050)	—	(17,492)	—	(18,685)	—	(10,592)	—	(22,433)	—	(11,944)	—	(27,165)	—	(1,030)	—	—	—	(117,391)
Balances as of December 31, 2019	50,000,000	434,886	129,409,092	980,949	126,771,562	1,074,959	65,498,640	619,770	115,209,526	1,347,607	55,804,773	710,303	119,950,686	1,551,080	248,281,987	3,536,108	—	—	910,926,266	10,255,662
Exercise of Series B-3 Anti-Dilution Warrant	—	—	—	—	—	—	—	—	—	—	—	—	—	—	18,916,548	305,333	—	—	18,916,548	305,333
Bifurcation of conversion feature	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	(81,082)	—	—	—	(81,082)
Issuance of preferred shares-Series D	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	231,758,541	3,603,655	231,758,541	3,603,655
Accretion on convertible redeemable preferred shares to redemption value	—	—	—	34,229	—	63,363	—	46,738	—	136,567	—	64,859	—	80,635	—	178,007	—	46,792	—	651,190
Effect of exchange rate changes on preferred shares	—	(858)	—	(1,746)	—	(1,770)	—	(964)	—	(1,899)	—	(1,040)	—	(2,613)	—	28	—	—	—	(10,862)
Conversion of preferred shares to ordinary shares	(50,000,000)	(434,028)	(129,409,092)	(1,013,432)	(126,771,562)	(1,136,552)	(65,498,640)	(665,544)	(115,209,526)	(1,482,275)	(55,804,773)	(774,122)	(119,950,686)	(1,629,102)	(267,198,535)	(3,938,394)	(231,758,541)	(3,650,447)	(1,161,601,355)	(14,723,896)
Balances as of December 31, 2020	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—